UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22730

JNL Strategic Income Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan			48951
(Address of principal executive offices)			(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.  Report to Shareholders

Annual Report

December 31, 2015

•            JNL® Strategic Income Fund LLCSM

PPM America, Inc. (Unaudited)

Market Summary: Market returns for the Barclays U.S. Corporate High Yield Index and the Barclays U.S. Aggregate Bond Index were -4.47% and 0.55%, respectively, for the year ended December 31, 2015. U.S. bonds managed a modestly positive return for 2015, despite rising Treasury yields across the board and the Fed's much anticipated rate hike in December. Government-backed mortgage securities and U.S. Treasuries were the leading sectors, returning

1.51% and 0.84%, respectively. Corporate bonds, both investment grade and high yield, fell sharply, with high yield bonds negatively affected by falling energy prices that raised concerns about the stability of energy companies and their ability to service their debt. Foreign bonds, especially emerging markets debt, significantly underperformed in the face of the continued strength of the U.S. Dollar that reduced the value of locally-priced debt securities.

JNL/PPM America Strategic Income Fund

Portfolio Composition†:

Financials	28.8%
Consumer Discretionary	14.4
Energy	9.4
Health Care	6.1
Materials	6.0
U.S. Government Agency MBS	5.8
Telecommunication Services	5.7
Industrials	5.3
Utilities	4.9
Non-U.S. Government Agency ABS	3.6
Consumer Staples	2.9
Information Technology	2.3
Investment Companies	0.4
Government Securities	0.3
Short Term Investments	4.1
Total Investments	100.0%

†Total Investments as of December 31, 2015

For the year ended December 31, 2015, JNL/PPM America Strategic Income Fund outperformed its primary benchmark by posting a return of -3.92% compared to -4.47% for the Barclays U.S. Corporate High Yield Index and underperformed its other benchmark, the Barclays U.S. Aggregate Bond Index, which returned 0.55%. The Fund underperformed its blended benchmark return of -2.05% for the 45% Barclays U.S. Aggregate Bond Index, 45% Barclays U.S. Corporate High Yield Index and 10% Barclays U.S. Global Aggregate Bond Index.

Relative investment results were negatively impacted by the Fund's non-allocation to U.S. Treasuries and an overweight position to high yield corporates. The Fund's overweight allocation to investment grade corporates as well as underweight to non-dollar securities positively impacted relative performance. The Fund invested in futures, which is used to manage duration.

Positioning among sectors and credit quality was relatively stable throughout the year. At the beginning of the year, the Fund held approximately 87% in corporate bonds and 6% in mortgage backed securities, which migrated to 85% and 6% by year-end. Similarly, the average credit quality remained consistent during the year. At the end of the year, the top five segments of the Fund represented 62% of total assets: banking 19%, consumer cyclical 13%, communications 12%, energy 9% and consumer non-cyclical 9%.

JNL/PPM America Strategic Income Fund

*45% of Barclays U.S. Aggregate Bond Index, 45% of Barclays U.S. Corporate High Yield Index, 10% of Barclays U.S. Global Aggregate Bond Index

Average Annual Total Returns
1 Year	-3.92%
Since Inception	0.93
(Inception date December 3, 2012)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL Strategic Income Fund LLC

Schedule of Investments

December 31, 2015

	Shares/Par †	Value
JNL/PPM America Strategic Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.6%
American Airlines Pass-Through Trust
5.60%, 07/15/20 (a)	$480,267	$489,872
4.95%, 01/15/23	216,957	228,890
American Tower Trust I, 3.07%, 03/15/23 (a)	810,000	793,146
AmeriCredit Automobile Receivables Trust, 1.07%, 03/08/18	259,945	259,733
Banc of America Commercial Mortgage Trust REMIC, 5.74%, 07/10/17 (b)	309,194	321,681
Banc of America Re-REMIC Trust REMIC, 3.49%, 04/16/25 (a)	189,000	185,144
Continental Airlines Inc. Pass-Through Certificates, 6.13%, 04/29/18	504,000	514,080
Continental Airlines Inc. Pass-Through Trust, 4.00%, 10/29/24	233,213	239,043
Dell Equipment Finance Trust
1.30%, 03/23/20 (a)	112,000	111,131
1.81%, 03/23/20 (a)	82,000	81,361
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.69%, 04/12/17 (b)	433,381	446,984
Total Non-U.S. Government Agency Asset- Backed Securities (cost $3,689,555)		3,671,065

CORPORATE BONDS AND NOTES - 81.6%
CONSUMER DISCRETIONARY - 13.3%
24 Hour Holdings III LLC, 8.00%, 06/01/22 (a)	222,000	180,375
Beazer Homes USA, Inc., 5.75%, 06/15/19	698,000	642,160
Boyd Gaming Corp., 6.88%, 05/15/23	207,000	212,692
British Sky Broadcasting Group Plc, 3.75%, 09/16/24 (a)	256,000	250,173
CCO Holdings LLC, 5.88%, 05/01/27 (a)	300,000	298,500
CCO Safari II LLC
6.38%, 10/23/35 (a)	301,000	303,780
6.83%, 10/23/55 (a)	375,000	368,975
Chinos Intermediate Holdings A Inc., 7.75%, 05/01/19 (a) (c)	110,000	27,500
Churchill Downs Inc., 5.38%, 12/15/21 (a)	264,000	264,660
Comcast Corp., 3.38%, 08/15/25	163,000	165,115
Delphi Automotive Plc, 3.15%, 11/19/20	105,000	104,876
Delphi Corp., 5.00%, 02/15/23	163,000	172,454
DISH DBS Corp.
5.88%, 07/15/22	525,000	489,562
5.00%, 03/15/23	194,000	168,295
General Motors Co.
3.50%, 10/02/18	500,000	505,020
5.00%, 04/01/35	350,000	326,244
6.25%, 10/02/43	148,000	156,160
Gibson Brands Inc., 8.88%, 08/01/18 (a)	111,000	64,380
GLP Capital LP
4.38%, 11/01/18	100,000	99,000
5.38%, 11/01/23	100,000	97,500
Grupo Televisa SAB, 6.13%, 01/31/46	308,000	306,183
International Game Technology Plc, 5.63%, 02/15/20 (a)	200,000	197,000
KB Home
4.75%, 05/15/19	253,000	245,410
7.50%, 09/15/22	500,000	497,500
Landry’s Holdings II Inc, 10.25%, 01/01/18 (a)	150,000	149,625
Landry’s Inc., 9.38%, 05/01/20 (a)	145,000	152,612
Levi Strauss & Co., 5.00%, 05/01/25	100,000	99,500
Live Nation Entertainment Inc., 5.38%, 06/15/22 (a)	100,000	98,500
M/I Homes Inc., 6.75%, 01/15/21 (a)	550,000	541,750
MGM Resorts International, 6.75%, 10/01/20	1,000,000	1,027,500
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (a) (d)	318,000	337,080
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (a) (c)	311,000	192,820
Numericable Group SA
4.88%, 05/15/19 (a)	364,000	360,815
5.38%, 05/15/22 (a), EUR	375,000	415,684
PVH Corp., 4.50%, 12/15/22	700,000	684,250
Sally Holdings LLC, 5.63%, 12/01/25	100,000	101,000
Schaeffler Holding Finance BV
3.25%, 05/15/19 (a), EUR	148,000	162,649
5.75%, 11/15/21 (a), EUR	124,000	144,359
3.50%, 05/15/22 (a), EUR	222,000	246,399
Scientific Games International Inc., 7.00%, 01/01/22 (a)	245,000	233,975
SES SA, 3.60%, 04/04/23 (a)	130,000	126,636
Sirius XM Radio Inc., 6.00%, 07/15/24 (a)	367,000	383,515
Starz LLC, 5.00%, 09/15/19	500,000	506,250
Taylor Morrison Communities Inc., 5.63%, 03/01/24 (a)	129,000	123,840
Tenneco Inc.
6.88%, 12/15/20	500,000	517,500
5.38%, 12/15/24	107,000	108,605
Time Warner Cable Inc., 6.75%, 06/15/39	65,000	65,231
Toll Brothers Finance Corp., 4.00%, 12/31/18	128,000	130,560
Wave Holdco LLC, 8.25%, 07/15/19 (a) (c)	143,000	137,995
WideOpenWest Finance LLC, 10.25%, 07/15/19	475,000	448,519
		13,640,683
CONSUMER STAPLES - 2.9%
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (a) (c)	507,000	518,407
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (a)	161,000	148,925
HJ Heinz Co.
3.95%, 07/15/25 (a)	241,000	243,333
5.00%, 07/15/35 (a)	144,000	147,542
5.20%, 07/15/45 (a)	205,000	214,060
JBS Investments GmbH, 7.25%, 04/03/24 (a)	311,000	282,233
JM Smucker Co.
2.50%, 03/15/20	100,000	99,297
3.50%, 03/15/25	100,000	99,544
4.38%, 03/15/45	100,000	97,292
Post Holdings Inc., 8.00%, 07/15/25 (a)	247,000	261,820
Reynolds American Inc.
3.25%, 06/12/20	187,000	190,068
4.45%, 06/12/25	193,000	201,958
5.70%, 08/15/35	128,000	140,237
Tyson Foods Inc.
3.95%, 08/15/24	124,000	127,323
4.88%, 08/15/34	101,000	103,014
5.15%, 08/15/44	100,000	104,430
		2,979,483
ENERGY - 8.1%
Access Midstream Partners LP, 4.88%, 05/15/23	55,000	44,591
BreitBurn Energy Partners LP, 7.88%, 04/15/22	295,000	53,100
California Resources Corp.
5.50%, 09/15/21	141,000	44,415
8.00%, 12/15/22 (a)	376,000	197,870
Calumet Specialty Products Partners LP, 6.50%, 04/15/21	487,000	423,690
Chaparral Energy Inc., 7.63%, 11/15/22	500,000	115,000
Chesapeake Energy Corp., 8.00%, 12/15/22 (a)	186,000	91,140
CITGO Holding Inc., 10.75%, 02/15/20 (a)	441,000	427,770

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (a)	117,000	113,970
4.50%, 06/01/25 (a)	100,000	90,638
5.80%, 06/01/45 (a)	100,000	87,779
Concho Resources Inc., 5.50%, 04/01/23	318,000	294,150
Continental Resources Inc., 4.50%, 04/15/23	295,000	212,069
DCP Midstream LLC, 5.85%, 05/21/43 (a) (b)	336,000	257,040
Devon Energy Corp., 5.85%, 12/15/25	229,000	222,732
Energy Transfer Partners LP
4.75%, 01/15/26	223,000	191,938
4.90%, 03/15/35	145,000	105,377
5.15%, 03/15/45	119,000	84,120
6.13%, 12/15/45	250,000	203,412
Energy XXI Gulf Coast Inc., 6.88%, 03/15/24	216,000	23,760
EnLink Midstream Partners LP, 4.15%, 06/01/25	167,000	128,541
EnQuest Plc, 7.00%, 04/15/22 (a)	250,000	87,187
Enterprise Products Operating LLC
3.70%, 02/15/26	191,000	171,470
4.95%, 10/15/54	173,000	135,331
EP Energy LLC, 6.38%, 06/15/23	229,000	114,500
Halcon Resources Corp.
8.63%, 02/01/20 (a)	100,000	69,000
12.00%, 02/15/22 (e) (f)	44,000	29,040
Halliburton Co.
3.38%, 11/15/22	275,000	270,660
3.80%, 11/15/25	138,000	134,460
5.00%, 11/15/45	95,000	93,844
Ithaca Energy Inc., 8.13%, 07/01/19 (e) (f)	232,000	171,680
Jupiter Resources Inc., 8.50%, 10/01/22 (a)	300,000	120,000
Kinder Morgan Energy Partners LP, 5.00%, 08/15/42	120,000	88,543
Legacy Reserves LP, 6.63%, 12/01/21	280,000	58,800
Memorial Production Partners LP, 6.88%, 08/01/22	270,000	81,000
MPLX LP, 5.50%, 02/15/23 (e) (f)	250,000	218,750
Oneok Inc., 7.50%, 09/01/23	493,000	410,422
Petrobras Global Finance BV, 4.38%, 05/20/23	336,000	221,760
Plains Exploration & Production Co., 6.75%, 02/01/22	345,000	212,175
Range Resources Corp., 4.88%, 05/15/25 (a)	484,000	367,840
Regency Energy Partners LP
5.88%, 03/01/22	442,000	416,646
5.00%, 10/01/22	151,000	133,826
Rice Energy Inc., 7.25%, 05/01/23 (a)	100,000	73,000
Sanchez Energy Corp., 7.75%, 06/15/21	44,000	26,840
Seadrill Ltd., 6.13%, 09/15/17 (a) (g)	114,000	57,570
SM Energy Co., 6.13%, 11/15/22	215,000	158,025
Spectra Energy Partners LP
3.50%, 03/15/25	328,000	287,091
4.50%, 03/15/45	280,000	215,116
Transocean Inc.
7.13%, 12/15/21 (h)	260,000	168,025
4.30%, 10/15/22 (h)	157,000	83,210
Ultra Petroleum Corp., 6.13%, 10/01/24 (a)	294,000	66,885
WPX Energy Inc., 8.25%, 08/01/23	266,000	212,800
		8,368,598
FINANCIALS - 28.5%
Abbey National Treasury Services Plc, 4.00%, 03/13/24	333,000	347,524
ABN AMRO Bank NV, 2.45%, 06/04/20 (a)	602,000	596,830
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	175,000	179,156
4.50%, 05/15/21	150,000	152,438
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (a)	350,000	449,221
Ally Financial Inc., 5.75%, 11/20/25	550,000	556,875
American Express Credit Corp., 1.80%, 07/31/18	350,000	349,379
Bank of America Corp.
6.25% (callable at 100 beginning 09/05/24) (d)	205,000	205,513
6.50% (callable at 100 beginning 10/23/24) (d)	156,000	164,385
3.30%, 01/11/23	253,000	249,449
4.20%, 08/26/24	688,000	688,999
3.95%, 04/21/25	340,000	331,112
Barclays Bank Plc
7.63%, 11/21/22	250,000	284,687
7.75%, 04/10/23 (b) (i)	235,000	250,863
3.75%, 05/15/24	300,000	305,944
Barclays Plc
8.00% (callable at 100 beginning 12/15/20) (d) (i), EUR	400,000	471,109
8.25% (callable at 100 beginning 12/15/18) (d) (i)	650,000	692,056
BlackRock Inc., 3.38%, 06/01/22	220,000	227,600
BNP Paribas SA, 7.37%, (callable at 100 beginning 08/19/25) (a) (d)	200,000	205,250
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (e) (f)	124,000	90,520
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (d)	600,000	589,500
6.13% (callable at 100 beginning 11/15/20) (d)	550,000	561,000
CME Group Inc., 3.00%, 03/15/25	300,000	294,511
CommScope Technologies Finance LLC, 6.00%, 06/15/25 (a)	123,000	118,388
Credit Suisse AG, 6.50%, 08/08/23 (a)	744,000	801,660
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (a) (d)	490,000	514,418
Daimler Finance North America LLC, 2.25%, 03/02/20 (a)	1,100,000	1,075,398
Discover Financial Services, 3.95%, 11/06/24	160,000	157,787
Financiere Gaillon 8 SAS, 7.00%, 09/30/19 (a), EUR	517,000	577,444
Five Corners Funding Trust, 4.42%, 11/15/23 (a)	516,000	538,754
Ford Motor Credit Co. LLC, 2.24%, 06/15/18	500,000	495,487
General Electric Capital Corp., 6.75%, 03/15/32	200,000	261,327
General Motors Financial Co. Inc., 4.38%, 09/25/21	235,000	238,422
GFI Group Inc., 8.63%, 07/19/18 (h)	275,000	297,687
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (d)	460,000	457,125
4.00%, 03/03/24	323,000	331,692
4.25%, 10/21/25	313,000	310,802
6.75%, 10/01/37	225,000	262,834
5.15%, 05/22/45	476,000	462,057
Hospitality Properties Trust, 4.50%, 03/15/25	267,000	256,376
HSBC Holdings Plc
5.63% (callable at 100 beginning 01/17/20) (d) (i)	266,000	266,333
6.37% (callable at 100 beginning 03/30/25) (d)	496,000	495,380
HSBC USA Inc., 2.35%, 03/05/20	250,000	247,167
Icahn Enterprises LP, 4.88%, 03/15/19	231,000	228,921
International Lease Finance Corp.
7.13%, 09/01/18 (a)	500,000	548,125
4.63%, 04/15/21	206,000	211,150
Intesa Sanpaolo SpA, 5.02%, 06/26/24 (a)	900,000	885,912
Invesco Finance Plc, 3.13%, 11/30/22	370,000	365,013
Janus Capital Group Inc., 4.88%, 08/01/25	172,000	176,535

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (d)	550,000	547,937
7.90% (callable at 100 beginning 04/30/18) (d)	430,000	437,740
3.20%, 01/25/23	350,000	349,049
Liberty Mutual Group Inc.
4.25%, 06/15/23 (a)	34,000	34,571
4.85%, 08/01/44 (a)	111,000	102,818
Mid-America Apartments LP, 4.00%, 11/15/25	218,000	216,580
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24 (a)	500,000	514,976
Morgan Stanley
4.88%, 11/01/22	400,000	424,762
4.10%, 05/22/23	330,000	333,608
3.88%, 04/29/24	175,000	178,406
4.00%, 07/23/25	42,000	43,287
4.35%, 09/08/26	87,000	87,336
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (b)	813,000	801,943
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (d)	116,000	108,765
Prologis International Funding II, 4.88%, 02/15/20 (a)	440,000	464,211
Prudential Financial Inc., 5.87%, 09/15/42 (b)	205,000	213,098
Royal Bank of Scotland Group Plc
7.50% (callable at 100 beginning 08/10/20) (d) (i)	327,000	340,489
8.00% (callable at 100 beginning 08/10/25) (d) (i)	200,000	211,500
6.13%, 12/15/22	175,000	190,524
6.10%, 06/10/23	382,000	410,621
6.00%, 12/19/23	147,000	158,320
5.13%, 05/28/24	326,000	330,415
Santander UK Plc, 5.00%, 11/07/23 (a)	200,000	208,190
Shell International Finance BV, 3.25%, 05/11/25	258,000	251,915
Stena AB, 7.00%, 02/01/24 (a)	233,000	198,050
Thames Water Kemble Finance Plc, 7.75%, 04/01/19, GBP	200,000	328,749
UBS Group AG, 4.13%, 09/24/25 (a)	254,000	253,895
WEA Finance LLC, 3.25%, 10/05/20 (a)	440,000	441,860
Wells Fargo & Co.
5.87% (callable at 100 beginning 06/15/25) (d)	316,000	332,590
4.48%, 01/16/24	128,000	134,689
4.10%, 06/03/26	150,000	151,424
4.30%, 07/22/27	300,000	306,493
4.90%, 11/17/45	162,000	163,508
Westpac Banking Corp., 2.60%, 11/23/20	1,100,000	1,099,578
ZF North America Capital Inc., 4.50%, 04/29/22 (a)	150,000	146,625
		29,344,637
HEALTH CARE - 5.9%
AbbVie Inc.
2.90%, 11/06/22	184,000	178,138
3.60%, 05/14/25	334,000	329,679
4.70%, 05/14/45	283,000	276,756
Actavis Funding SCS
3.85%, 06/15/24	192,000	192,424
4.75%, 03/15/45	256,000	249,564
Becton Dickinson and Co.
3.73%, 12/15/24	100,000	100,918
4.69%, 12/15/44	111,000	111,982
Capsugel SA, 7.00%, 05/15/19 (a) (c)	280,000	273,000
Concordia Healthcare Corp., 7.00%, 04/15/23 (a)	100,000	86,750
DJO Finco LLC, 8.13%, 06/15/21 (a)	100,000	88,750
Endo Finance LLC, 6.00%, 07/15/23 (a)	200,000	199,000
Gilead Sciences Inc.
4.80%, 04/01/44	325,000	326,025
4.50%, 02/01/45	152,000	148,744
HCA Holdings Inc., 6.25%, 02/15/21	1,000,000	1,057,500
HCA Inc., 3.75%, 03/15/19	312,000	314,340
IASIS Healthcare LLC, 8.38%, 05/15/19	400,000	368,000
MEDNAX Inc., 5.25%, 12/01/23 (a)	100,000	100,500
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/52	300,000	279,847
Tenet Healthcare Corp.
5.00%, 03/01/19	421,000	388,372
8.13%, 04/01/22	137,000	136,658
6.75%, 06/15/23	149,000	138,198
VRX Escrow Corp.
5.88%, 05/15/23 (a)	295,000	263,287
6.13%, 04/15/25 (a)	91,000	81,218
WellCare Health Plans Inc., 5.75%, 11/15/20	398,000	409,940
		6,099,590
INDUSTRIALS - 4.8%
Aircastle Ltd., 4.63%, 12/15/18	110,000	112,475
BAE Systems Holdings Inc., 2.85%, 12/15/20 (a)	142,000	141,698
Bombardier Inc.
5.50%, 09/15/18 (a)	138,000	126,629
4.75%, 04/15/19 (a)	629,000	517,352
6.13%, 01/15/23 (a)	322,000	222,180
7.50%, 03/15/25 (a)	222,000	155,400
Dematic SA, 7.75%, 12/15/20 (a)	227,000	228,135
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (a)	198,000	181,170
9.75%, 05/01/20 (a)	203,000	138,040
General Electric Co.
4.00% (callable at 100 beginning 06/15/22) (d)	1,203,000	1,203,000
4.10% (callable at 100 beginning 12/15/22) (d)	236,000	235,410
Interactive Data Corp., 5.88%, 04/15/19 (a)	133,000	135,660
International Lease Finance Corp., 5.88%, 04/01/19	500,000	530,000
Lockheed Martin Corp.
3.10%, 01/15/23	375,000	374,791
4.50%, 05/15/36	193,000	195,251
4.70%, 05/15/46	164,000	168,759
Penske Truck Leasing Co. LP, 4.88%, 07/11/22 (a)	75,000	78,016
US Airways Group Inc., 6.13%, 06/01/18	225,000	228,937
		4,972,903
INFORMATION TECHNOLOGY - 2.3%
Ancestry.com Inc., 9.63%, 10/15/18 (a) (c)	70,000	68,950
Boxer Parent Co. Inc., 9.00%, 10/15/19 (a) (c)	207,000	128,340
Cisco Systems Inc., 2.45%, 06/15/20	200,000	201,941
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (a)	155,000	149,283
6.35%, 10/15/45 (a)	285,000	270,548
Microsoft Corp., 3.13%, 11/03/25	275,000	276,598
SunGard Availability Services Capital Inc., 8.75%, 04/01/22 (a)	262,000	160,475
Visa Inc.
2.80%, 12/14/22	375,000	375,674
3.15%, 12/14/25	205,000	205,433
4.15%, 12/14/35	194,000	195,842
4.30%, 12/14/45	288,000	291,913
		2,324,997

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
MATERIALS - 5.7%
Anglo American Plc, 3.63%, 05/14/20 (a)	181,000	128,510
Ardagh Packaging Finance Plc
3.51%, 12/15/19 (a) (b)	600,000	586,500
9.13%, 10/15/20 (a)	225,000	231,750
Ball Corp., 4.38%, 12/15/20	289,000	293,516
Barrick Gold Corp., 4.10%, 05/01/23	67,000	57,481
Cemex Finance LLC
9.38%, 10/12/22 (a)	750,000	789,375
6.00%, 04/01/24 (a)	200,000	171,500
Cemex SAB de CV, 6.50%, 12/10/19 (a)	326,000	314,590
Crown Americas LLC, 4.50%, 01/15/23	195,000	190,612
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (a)	650,000	515,937
9.75%, 03/01/22 (a)	100,000	91,500
Freeport-McMoRan Copper & Gold Inc.
3.88%, 03/15/23	33,000	18,810
4.55%, 11/14/24	110,000	62,975
5.40%, 11/14/34	866,000	458,980
5.45%, 03/15/43	77,000	40,040
INEOS Group Holdings SA, 6.50%, 08/15/18 (a), EUR	167,000	183,303
Methanex Corp., 5.65%, 12/01/44	157,000	127,042
Platform Specialty Products Corp., 10.38%, 05/01/21 (a)	100,000	99,750
PSPC Escrow Corp., 6.00%, 02/01/23 (a), EUR	325,000	301,982
Rain CII Carbon LLC, 8.25%, 01/15/21 (a)	350,000	273,000
Samarco Mineracao SA, 4.13%, 11/01/22 (a)	110,000	35,200
Sealed Air Corp., 4.88%, 12/01/22 (a)	121,000	121,303
Teck Resources Ltd., 3.75%, 02/01/23	176,000	81,400
TPC Group Inc., 8.75%, 12/15/20 (a)	474,000	308,100
Trinseo Materials Operating SCA, 6.38%, 05/01/22 (a), EUR	300,000	323,582
		5,806,738
TELECOMMUNICATION SERVICES - 5.4%
AT&T Inc.
4.50%, 05/15/35	241,000	222,914
4.75%, 05/15/46	91,000	83,304
Frontier Communications Corp.
7.13%, 03/15/19	350,000	349,965
10.50%, 09/15/22 (a)	115,000	114,281
11.00%, 09/15/25 (a)	115,000	113,850
Hughes Satellite Systems Corp., 6.50%, 06/15/19	180,000	193,950
Intelsat Jackson Holdings SA, 6.63%, 12/15/22	250,000	159,375
SES Global Americas Holdings GP, 5.30%, 03/25/44 (a)	248,000	236,390
Sprint Capital Corp.
6.90%, 05/01/19	350,000	285,250
6.88%, 11/15/28	194,000	135,800
Sprint Corp., 7.13%, 06/15/24	416,000	302,640
Sprint Nextel Corp., 7.00%, 03/01/20 (a)	350,000	350,875
T-Mobile USA Inc.
6.00%, 03/01/23	185,000	187,312
6.50%, 01/15/26	130,000	131,234
Verizon Communications Inc.
4.50%, 09/15/20	350,000	376,095
6.40%, 09/15/33	12,000	13,672
4.27%, 01/15/36	577,000	520,804
6.55%, 09/15/43	9,000	10,685
4.86%, 08/21/46	315,000	298,011
5.01%, 08/21/54	304,000	278,285
4.67%, 03/15/55	265,000	229,879
Virgin Media Secured Finance Plc, 5.13%, 01/15/25 (a), GBP	500,000	698,406
Wind Acquisition Finance SA, 4.00%, 07/15/20 (a), EUR	250,000	270,330
		5,563,307
UTILITIES - 4.7%
AES Corp.
3.41%, 06/01/19 (b)	125,000	114,688
5.50%, 04/15/25	400,000	353,000
Dynegy Inc., 6.75%, 11/01/19	100,000	94,000
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (a) (d)	832,000	782,080
Enel SpA, 8.75%, 09/24/73 (e) (f)	395,000	449,806
Exelon Corp.
3.95%, 06/15/25 (e) (f)	194,000	193,855
5.10%, 06/15/45 (a)	161,000	160,632
FirstEnergy Corp.
4.25%, 03/15/23 (h)	162,000	164,904
7.38%, 11/15/31	125,000	152,242
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (a)	187,000	188,271
GenOn Energy Inc., 9.50%, 10/15/18	250,000	201,957
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	100,000	116,541
Oglethorpe Power Corp., 4.55%, 06/01/44	286,000	271,038
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22	275,000	285,797
2.95%, 04/01/25	350,000	328,866
Pacific Gas & Electric Co., 4.30%, 03/15/45	221,000	218,126
PPL Energy Supply LLC, 6.50%, 06/01/25 (a)	100,000	66,000
RJS Power Holdings LLC, 4.63%, 07/15/19 (a)	375,000	281,250
Southern Water Greensands Financing Plc, 8.50%, 04/15/19, GBP	175,000	290,858
Wisconsin Energy Corp., 3.55%, 06/15/25	100,000	100,579
		4,814,490
Total Corporate Bonds and Notes (cost $91,275,317)		83,915,426

VARIABLE RATE SENIOR LOAN INTERESTS - 3.1% (b)
CONSUMER DISCRETIONARY - 1.0%
AMAYA Holdings BV 1st Lien Term Loan, 5.00%, 07/29/21	404,890	378,572
AMAYA Holdings BV 2nd Lien Term Loan, 8.00%, 07/28/22	23,625	23,566
Charter Communications Operating LLC Term Loan H, 3.25%, 07/23/23	83,000	82,185
Charter Communications Operating LLC Term Loan I, 3.50%, 01/23/23	50,000	49,896
Cowlitz Tribal Gaming Authority Term Loan, 12.75%, 12/01/21 (j)	390,000	366,600
PetSmart Inc. Term Loan B-1, 4.25%, 03/10/22	100,495	97,706
Schaeffler AG Term Loan, 4.25%, 05/15/20	50,769	50,795
		1,049,320
ENERGY - 0.9%
Arch Coal Inc. Term Loan, 6.25%, 05/14/18	483,737	212,980
CITGO Holding Inc. Term Loan B, 9.50%, 05/09/18	198,000	196,184
Energy Future Intermediate Holding Co. LLC DIP New Money Term Loan, 4.25%, 04/28/16	248,749	247,567
Fieldwood Energy LLC 1st Lien Term Loan, 3.88%, 09/28/18	196,002	127,401
Linden Term Loan B, 3.75%, 12/01/20	70,843	68,363
Seventy Seven Operating LLC Term Loan, 3.75%, 06/18/21	98,750	70,113
		922,608

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
HEALTH CARE - 0.1%
Valeant Pharmaceuticals International Inc. Term Loan B, 4.00%, 03/13/22	80,597	77,354

INDUSTRIALS - 0.4%
Gol LuxCo SA Fixed Rate Term Loan, 6.00%, 08/18/20 (j)	400,000	388,000

MATERIALS - 0.3%
FMG Resources (August 2006) Pty Ltd. Term Loan B, 4.25%, 06/30/19	485,100	358,416

TELECOMMUNICATION SERVICES - 0.3%
Neptune Finco Corp. Term Loan B, 4.75%, 09/16/22	275,000	274,227

UTILITIES - 0.1%
Texas Competitive Electric Holdings Co. LLC Term Loan, 3.75%, 05/05/16	141,089	139,678
Total Variable Rate Senior Loan Interests (cost $3,736,741)		3,209,603

GOVERNMENT AND AGENCY OBLIGATIONS - 6.0%
GOVERNMENT SECURITIES - 0.3%
Municipals - 0.3%
Port Authority of New York & New Jersey, 4.46%, 10/01/62	320,000	307,543

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 5.7%
Federal Home Loan Mortgage Corp. - 1.2%
Federal Home Loan Mortgage Corp.
3.00%, 01/15/31, TBA (k)	534,000	550,175
4.00%, 11/01/40 - 02/01/45	696,248	737,083
		1,287,258
Federal National Mortgage Association - 3.0%
Federal National Mortgage Association
3.00%, 05/01/30 - 05/01/43	425,395	428,624
4.50%, 12/01/43 - 08/01/44	426,477	460,584
4.00%, 04/01/45	591,999	626,673
3.50%, 12/01/45	1,286,000	1,327,372
3.00%, 01/15/46, TBA (k)	25,000	24,991
4.50%, 01/15/46, TBA (k)	170,000	183,548
		3,051,792
Government National Mortgage Association - 1.5%
Government National Mortgage Association
5.00%, 01/20/43	537,978	594,342
3.00%, 07/20/45	389,835	395,511
3.50%, 01/15/46, TBA (k)	568,000	591,921
		1,581,774
Total Government and Agency Obligations (cost $6,238,528)		6,228,367

PREFERRED STOCKS - 0.3%
ENERGY - 0.2%
NuStar Logistics LP, 7.63%, (callable at 25 beginning 01/15/18)	13,000	269,360

FINANCIALS - 0.1%
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (d)	2,000	51,780
Total Preferred Stocks (cost $375,000)		321,140

INVESTMENT COMPANIES - 0.4%
PIMCO Dynamic Credit Income Fund	1,500	27,045
SPDR Barclays High Yield Bond ETF	10,300	349,273
Total Investment Companies (cost $377,116)		376,318

SHORT TERM INVESTMENTS - 4.1%
Investment Company - 4.1%
JNL Money Market Fund, 0.19% (l) (m)	4,227,506	4,227,506
Total Short Term Investments (cost $4,227,506)		4,227,506

Total Investments - 99.1% (cost $109,919,763)		101,949,425
Other Assets and Liabilities, Net - 0.9%		940,299
Total Net Assets - 100.0%		$102,889,724

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 (“1933 Act”), as amended, to be liquid based on procedures approved by the Board.  As of December 31, 2015, the aggregate value of these liquid securities was $31,557,487 which represented 30.7% of net assets.

(b)	Variable rate securities. Rate stated was in effect as of December 31, 2015.
(c)	Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.
(d)	Perpetual security.
(e)	Security is restricted to resale to institutional investors. See Restricted Securities in the Notes to the Schedule of Investments.
(f)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Company’s Board of Managers (“Board”).
(g)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of December 31, 2015.
(h)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(i)	Convertible security.
(j)

Security fair valued in good faith in accordance with the procedures approved by the Board. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to the Financial Statements.

(k)	All or a portion of the investment was purchased on a delayed delivery basis. As of December 31, 2015 the total cost of investments purchased on a delayed delivery basis was $1,350,568.
(l)	Investment in affiliate.
(m)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2015.

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC

Notes to Schedule of Investments

December 31, 2015

Currencies:

EUR - European Currency Unit (Euro)

GBP - British Pound

Abbreviations:

REMIC - Real Estate Mortgage Investment Conduit

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

Counterparty Abbreviations:

BCL - Barclays Capital Inc.

CCI - Citicorp Securities, Inc.

CSI - Credit Suisse Securities, LLC

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act, or which are subject to legal, contractual, or other agreed upon restrictions on resale.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of December 31, 2015, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18	09/23/2013	$124,000	$90,520	0.1%
Enel SpA, 8.75%, 09/24/73	09/18/2013	391,895	449,806	0.4
Exelon Corp., 3.95%, 06/15/25	12/07/2015	193,621	193,855	0.2
Halcon Resources Corp., 12.00%, 02/15/22	12/29/2014	114,607	29,040	—
Ithaca Energy Inc., 8.13%, 07/01/19	06/30/2014	232,000	171,680	0.2
MPLX LP, 5.50%, 02/15/23	12/23/2014	260,568	218,750	0.2
		$1,316,691	$1,153,651	1.1%

Schedule of Open Futures Contracts

	Expiration	Contracts Short	Unrealized Appreciation / (Depreciation)
Euro FX Currency Future	March 2016	(1)	$2,111
U.S. Treasury Long Bond Future	March 2016	(21)	(1,091)
U.S. Treasury Note Future, 2-Year	March 2016	(3)	1,074
U.S. Treasury Note Future, 5-Year	March 2016	(33)	11,916
U.S. Treasury Note Future, 10-Year	March 2016	(58)	25,687
Ultra Long Term U.S. Treasury Bond Future	March 2016	(26)	(18,644)
			$21,053

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC

Statement of Assets and Liabilities

December 31, 2015

JNL/PPM America Strategic Income Fund
Assets
Investments - unaffiliated, at value (a)	$97,721,919
Investments - affiliated, at value (b)	4,227,506
Total investments, at value (c)	101,949,425
Cash	28,055
Foreign currency (d)	918,476
Receivable for dividends and interest	1,204,380
Receivable for variation margin	725
Receivable for deposits with brokers	332,420
Total assets	104,433,481
Liabilities
Payable for advisory fees	52,653
Payable for administrative fees	13,163
Payable for investment securities purchased	1,417,551
Payable for board of manager fees	1,552
Payable for variation margin	58,500
Payable for other expenses	338
Total liabilities	1,543,757
Net assets	$102,889,724
Net assets consist of:
Paid-in capital	$110,862,808
Net unrealized depreciation on investments and foreign currency	(7,973,084)
$102,889,724
Class A
Net assets	$102,889,724
Shares outstanding (no par value), unlimited shares authorized	10,000,000
Net asset value per share	$10.29

(a)	Investments - unaffiliated, at cost	$105,692,257
(b)	Investments - affiliated, at cost	4,227,506
(c)	Total investments, at cost	$109,919,763
(d)	Foreign currency, at cost	$940,809

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC

Statement of Operations

For the Year Ended December 31, 2015

JNL/PPM America Strategic Income Fund
Investment income
Dividends (a)	$49,652
Interest	5,365,314
Total investment income	5,414,966

Expenses
Advisory fees	642,979
Administrative fees	160,744
Legal fees	450
Board of manager fees	1,434
Other expenses	2,993
Total expenses	808,600
Net investment income	4,606,366

Realized and unrealized gain (loss)
Net realized loss on:
Unaffiliated investments	(2,756,800)
Foreign currency related items	(78,812)
Futures contracts	(557,599)
Net change in unrealized appreciation (depreciation) on:
Investments	(5,747,219)
Foreign currency related items	(5,440)
Futures contracts	355,445
Net realized and unrealized loss	(8,790,425)
Net decrease in net assets from operations	$(4,184,059)

(a) Income from affiliated investments	$2,530

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC

Statements of Changes in Net Assets

	JNL/PPM America Strategic Income Fund
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Operations
Net investment income	$4,606,366	$4,467,798
Net realized gain (loss)	(3,393,211)	249,331
Net change in unrealized depreciation	(5,397,214)	(2,095,650)
Net increase (decrease) in net assets from operations	(4,184,059)	2,621,479
Net assets beginning of year	107,073,783	104,452,304
Net assets end of year	$102,889,724	$107,073,783
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$77,189,585 (a)	$125,183,471
Proceeds from sales of securities	77,375,421 (a)	120,771,559

(a)  Amounts include $6,227,362 and $5,423,922 of purchases and sales, respectively, of U.S. Government Securities.

Amounts exclude $31,118,616 and $32,044,300 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(e)		Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/PPM America Strategic Income Fund
Class A
12/31/2015	$10.71	$0.46	$(0.88)	$(0.42)	$—	$—	$10.29	(3.92)%	$102,890	76	%(d)	0.75%	4.30%
12/31/2014	10.45	0.45	(0.19)	0.26	—	—	10.71	2.49	107,074	81	(d)	0.75	4.12
12/31/2013	10.05	0.40	0.00	0.40	—	—	10.45	3.98	104,452	99	(d)	0.75	3.88
12/31/2012 *	10.00	0.02	0.03	0.05	—	—	10.05	0.50	100,500	7	(d)	0.76	2.38

*	Commenced operations on December 3, 2012.
(a)	Calculated using the average shares method.
(b)	Annualized for periods less than one year.
(c)	Not annualized for periods less than one year.
(d)	Portfolio turnover including dollar roll transaction was 18%, 146%, 115% and 106% in 2012, 2013, 2014 and 2015, respectively.
(e)	Portfolio turnover is not annualized for periods of less than one year. Dollar roll transaction securities are excluded for purposes of calculating portfolio turnover.

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC

Notes to Financial Statements

December 31, 2015

NOTE 1. ORGANIZATION

The JNL Strategic Income Fund LLC (“JNL Strategic Fund” or “Company”) is a limited liability company organized under the laws of Delaware by an operating agreement dated July 6, 2012. The JNL Strategic Fund is organized as a series fund structure.  JNL/PPM America Strategic Income Fund (“Fund”) is the sole series of JNL Strategic Fund.  The Fund is registered with the U.S. Securities and Exchange Commission (“SEC”) as a diversified fund under the Investment Company Act of 1940, as amended (“1940 Act”).

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser to the Fund.  Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  The Adviser has selected PPM America, Inc. as Sub-Adviser with responsibility for the professional investment supervision and management of the Fund. PPM America, Inc. is an affiliate of JNAM.

As of December 31, 2015, the Fund offered one class of shares, Class A, which are not currently offered to retail investors.  As of December 31, 2015, The Prudential Assurance Company Limited, a wholly owned subsidiary of Prudential plc, owned 10,000,000 shares, which is 100% of the outstanding shares of beneficial interest in the Fund.  The Prudential Assurance Company Limited is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation - Under the Company’s valuation policy and procedures, the Company’s Board of Managers (“Board” or “Managers”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Company and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of the Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Sub-Adviser, a broker/dealer or widely used quotation system.  Futures contracts traded on an exchange are generally valued at the exchange’s settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

JNL Strategic Income Fund LLC

Notes to Financial Statements

December 31, 2015

Distributions to Shareholders - No distributions of net investment income or realized capital gains are required; therefore, undistributed (excess of distributions over) net investment income and accumulated net realized gain/loss are reclassed to paid-in-capital on a semi-annual basis.

Security Transactions, Investment Income and Expenses - Security transactions are recorded on the trade date for financial reporting purposes.  Interest income, including level-yield amortization of discounts and premiums, is accrued daily.  The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.  A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  Realized gains and losses are determined on the specific identification basis. Expenses are recorded on an accrual basis.

Foreign Currency Translations - The accounting records of the Fund are maintained in U.S. dollars.  Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates.  Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions.  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges.  Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications - In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities.  Under the Company’s organizational documents, its officers and managers are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  However, since its commencement of operations, the Fund has not had claims or losses pursuant to its contracts and expects the risk of loss to be remote.  The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of the Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JNL Strategic Income Fund LLC

Notes to Financial Statements

December 31, 2015

The following table summarizes the Fund’s investments in securities and other financial instruments as of December 31, 2015 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency Asset-Backed Securities	$—	$3,671,065	$—	$3,671,065
Corporate Bonds and Notes	—	83,915,426	—	83,915,426
Variable Rate Senior Loan Interests	—	2,455,003	754,600	3,209,603
Government and Agency Obligations	—	6,228,367	—	6,228,367
Preferred Stocks	321,140	—	—	321,140
Investment Companies	376,318	—	—	376,318
Short Term Investments	4,227,506	—	—	4,227,506
Fund Total	$4,924,964	$96,269,861	$754,600	$101,949,425

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Open Futures Contracts	$40,788	$—	$—	$40,788

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Open Futures Contracts	$(19,735)	$—	$—	$(19,735)

(1)Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Fund recognizes transfers between levels as of the beginning of the period for financial reporting purposes.  There were no significant transfers into or out of Level 1, 2 or 3 for the period.  There were no Level 3 valuations for which significant unobservable valuation inputs were developed at December 31, 2015.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

U.S. Government Agencies or Government Sponsored Enterprises - The Fund may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.  Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”).  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - The Fund may own certain investment securities that are unregistered and thus restricted to resale.  These securities may also be referred to as “private placements”.  Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities.  Where future dispositions of the securities require registration under the Securities Act of 1933, as amended, the Fund has the right to include those securities in such registration generally without cost to the Fund.  The Fund has no right to require registration of unregistered securities.

Delayed-Delivery Securities - The Fund may purchase or sell securities on a delayed delivery basis, including “To Be Announced” (“TBA”) or “To Be Acquired” securities.  These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period.  In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities.  When delayed-

JNL Strategic Income Fund LLC

Notes to Financial Statements

December 31, 2015

delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions.  When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV.  The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss.  When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund.  In connection with TBA transactions, the Fund may maintain a short position related to certain securities.  In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions - The Fund may sell mortgage-backed or treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price.  The Fund may only enter into covered rolls.  A “covered roll” is a type of dollar or Treasury roll for which the Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar or Treasury roll transaction.  During the period between the sale and repurchase, the Fund foregoes interest and principal paid on the mortgage-backed or Treasury securities.  The Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.  The Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

Dollar or Treasury roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

In a mortgage-backed or treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale.  Any gains, losses and any income or fees earned are recorded to realized gain or loss.  If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction.  Any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.  For the year ended December 31, 2015, the Fund did not transact in treasury transactions characterized as secured borrowing transactions.

NOTE 5. MASTER NETTING AGREEMENTS, CUSTOMER ACCOUNT AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to/from the Fund and a counterparty or segregated at the custodian, and the collateral is managed pursuant to the terms of the agreement.  U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used.  Securities held by the Fund that are used as collateral are identified as such within the Schedule of Investments. Collateral for financial derivative transactions paid to or received from brokers and counterparties is included in receivable for deposits with brokers in the Statement of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”) - The Fund may be subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.  Since different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty.  The Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty.  Each Master Agreement defines whether the Fund is contractually able to net settle daily payments.  Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.  Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement.  The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.  To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.  The Fund’s Sub-Adviser attempts to limit counterparty risk by only entering into Master Agreements with counterparties which the Sub-Adviser believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) - Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions and TBA securities between the Fund and select counterparties.  The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.  Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.  In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net

JNL Strategic Income Fund LLC

Notes to Financial Statements

December 31, 2015

receivable/(payable) that would be due from/to the counterparty.  In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

FASB ASC Topic 210, Financial Instruments Eligible for Offset - The following disclosure includes a summary table of investments of the Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statement of Assets and Liabilities as of December 31, 2015.

	Gross Amount Presented in the Statements of Assets and Liabilities (1)	Financial Instruments (2)	Collateral (3)	Net Amount (1)

Master Forward Agreement Transaction Assets by Counterparty*
BCL	575,166	(575,166)	—	—
CCI	591,921	(590,179)	—	1,742
CSI	183,548	(183,548)	—	—
	$1,350,635	$(1,348,893)	$—	$1,742

Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	576,736	(575,166)	—	1,570
CCI	590,179	(590,179)	—	—
CSI	183,653	(183,548)	—	105
	$1,350,568	$(1,348,893)	$—	$1,675

(1) Investment liabilities and assets include delayed delivery securities.  Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investment and the net amount reflects net unrealized gain or loss.  The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

(2) Financial instruments eligible for offset but not offset in the Statement of Assets and Liabilities.

(3) Cash and security collateral not offset in the Statement of Assets and Liabilities.

*    Counterparties are defined on page 7 in the Notes to Schedule of Investments.

Customer Account Agreements - Customer Account Agreements and related addendums govern cleared derivative transactions such as futures contracts.  Futures contracts require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at a Futures Commissions Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments are known as the “variation margin”.  In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account.

NOTE 6.  FINANCIAL DERIVATIVE INSTRUMENTS

FASB ASC Topic 815, “Derivatives and Hedging” - This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure may be categorized as credit, equity price, interest rate and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for futures held by the Fund are discussed in the following paragraph.

Futures Contracts - During the year, the Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and foreign currency rates and to replicate treasury bond positions.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, counterparty risk is reduced to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

At December 31, 2015, variation margin related to futures contracts is reflected as receivable for variation margin in the Statement of Assets and Liabilities.  During the year ended December 31, 2015, realized loss and change in unrealized appreciation (depreciation) in futures contracts is reflected for such investments in the Statement of Operations.  Net exposure to the Fund for futures contracts is the variation margin receivable in addition to any collateral pledged for the initial margin on the futures contracts.  At December 31, 2015, the Fund had $332,420 cash pledged as collateral for futures contracts.  The futures contracts outstanding as of December 31, 2015, as disclosed in the Notes to the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on futures contracts during the year as disclosed in the Statement of Operations serve as indicators of the volume of activity for the Fund.  For the year ended December 31, 2015, the average monthly notional value at purchase of futures in the Fund was $17,014,096.

JNL Strategic Income Fund LLC

Notes to Financial Statements

December 31, 2015

NOTE 7.  INVESTMENT RISKS AND REGULATORY MATTERS

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include the potential for revaluation of currencies, different accounting policies, and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged.  Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of U.S. governments or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Market, Credit and Counterparty Risk - In the normal course of business, the Fund trades financial instruments and enters into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.  Financial assets, which potentially expose the Fund to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Fund’s Statement of Assets and Liabilities.  For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administration Fee - The JNL Strategic Fund has an investment advisory and management agreement and administration agreement with JNAM.  Subject to the oversight of the Fund’s Board, JNAM is responsible for managing the Fund’s business affairs and providing day-to-day administrative services to the Fund either directly or through others selected by it for the Fund.

Pursuant to the Investment Advisory Agreement, JNAM receives an annual fee, accrued daily and payable monthly, based on a specified percentage of the average daily net assets of the Fund.  For investment advisory services, the Fund pays JNAM 0.60% for net assets of $0 to $500 million, 0.55% for net assets of $500 million to $1 billion and 0.50% for net assets over $1 billion.

Pursuant to the Administration Agreement, JNAM receives an annual fee, accrued daily and payable monthly.  Effective October 1, 2015, the Fund paid JNAM an Administrative Fee at an annual rate of 0.15% of average daily net assets under $3 billion and 0.13% of average daily net assets over $3 billion of the Fund.  Prior to October 1, 2015, the Fund paid JNAM an Administration Fee at an annual rate of 0.15% of average daily net assets of the Fund.  In return for the fee paid under the Administration Agreement, JNAM provides or procures all necessary administrative functions and services for the operation of the Fund.  In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer services, and all other services necessary for the operation of the Fund.  The Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, nonrecurring and extraordinary legal fees, interest expenses, registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.

Distribution Agreement - The JNL Strategic Fund has a Distribution Agreement, under the provisions of Rule 12b-1 under the 1940 Act, with Jackson National Life Distributors LLC (“Distributor” or “JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Fund’s shares.  Under the Rule 12b-1 fee plan, the Fund can accrue a Rule 12b-1 fee daily, at the maximum annual rate of 0.20% of the average daily net assets of the Fund.  The Distributor does not charge the Fund a 12b-1 fee and no fee was accrued by the Fund as the Distributor did not engage in activities supported by the 12b-1 fee.

Other Service Providers - State Street Bank and Trust Company (“State Street”) acts as custodian for the Fund.

Deferred Compensation Plan - The Fund adopted a Deferred Compensation Plan whereby a disinterested Manager may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Fund, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Manager.  These amounts represent general, unsecured liabilities of the Fund and vary according to the total return of the selected funds.  Liabilities related to deferred balances are included in payable for manager fees in the Statement of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in manager fees set forth in the Statement of Operations.

Investments in Affiliates - During the year ended December 31, 2015, the Fund invested in a money market fund, which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the Fund and its affiliates and is not available for direct purchase by members of the public.  The Fund’s investment in JNL Money Market Fund on December 31, 2014 and December 31, 2015 was $2,963,399 and $4,227,506, respectively.  During the year ended December 31, 2015, dividend income received from this investment was $2,530 and there was no realized gain or loss relating to transactions in this investment.

JNL Strategic Income Fund LLC

Notes to Financial Statements

December 31, 2015

NOTE 9.  BORROWING ARRANGEMENTS

Effective October 1, 2015 and pursuant to an Exemptive Order issued by the SEC, the Fund, along with certain other funds advised by JNAM and Curian Capital, LLC (“Curian”), may participate in an InterFund Lending Program (“Program”).  Curian is a wholly owned subsidiary of Jackson National Life Insurance Company, and an affiliate of JNAM.  The Program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds.  Any open loans at period end are included in Receivable for interfund lending or Payable for interfund lending, as appropriate, in the Fund’s Statement of Assets and Liabilities.  No amounts were borrowed through the Program during the period.

NOTE 10.  INCOME TAX MATTERS

Under the 1940 Act, the assets of the Fund will not be chargeable with liabilities of any other future series of JNL Strategic Fund. Until JNL Strategic Fund organizes a new series, it and the Fund will be treated as a single entity for federal tax purposes.  Moreover, so long as that entity is a limited liability company (with a sole series) whose interest are held only by The Prudential Assurance Company Limited (“Sole Member”), it will be disregarded as an entity separate from the latter for those purposes.  JNL Strategic Fund expects that substantially all of the Fund’s income will qualify as portfolio interest or capital gains, neither of which will be subject to federal income or withholding tax if its Sole Member is a non-U.S. person that is not otherwise engaged in the conduct of a trade or business in the United States of America.

Uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  The accounting for uncertainty in income taxes is recognized in a company’s financial statements and requires companies to determine whether it is “more likely than not” that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements.  Tax accounting provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties.  Management is required to evaluate the tax positions.  Management completed an evaluation of the Fund’s tax positions and based on that evaluation, determined that no significant uncertain tax position would be required to be recognized in the financial statements.  Furthermore, management is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTE 11.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Managers of

JNL Strategic Income Fund LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of JNL/PPM America Strategic Income Fund (the “Fund”), the sole series of JNL Strategic Income Fund LLC, as of December 31, 2015 and the related statement of operations for the year then ended, the statement of changes in net assets for the two year period then ended and the financial highlights for the three year period then ended and for the period from December 3, 2012 (commencement of operations) through December 31, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian, transfer agents and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2015, the results of its operations, changes in its net assets and the financial highlights for the years and period indicated above, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois

February 26, 2016

JNL Strategic Income Fund LLC

Additional Disclosures (Unaudited)

December 31, 2015

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services and other operating expenses.  Operating expenses such as these are deducted from the Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  This section provides information that can be used to compare the Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2015	Ending Account Value Year	Annualized Expense Ratios	Expenses Paid During Period†	Beginning Account Value 12/31/2015	Ending Account Value year	Annualized Expense Ratios	Expenses Paid During Period†
JNL/PPM America Strategic Income Fund Class A	$1,000.00	$951.00	0.75%	$3.69	$1,000.00	$1,021.41	0.75%	$3.82

† Expenses paid during the period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings.  The Fund will file a complete schedule of portfolio holdings with the SEC for each quarter of the fiscal year on Form N-Q.  The Fund’s Form N-Q will be available on the SEC’s website at www.sec.gov.  The Form N-Q will be available for review and copy at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It will also be available upon request from the registrant by calling the Fund toll-free at 1-866-255-1935.

Proxy Voting Guidelines and Proxy Voting Record.  JNAM, the Funds’ adviser, is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds.  A description of the Policy that the Funds’ Adviser (and Sub-Adviser) used to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2015, are available (1) without charge, upon request by calling 1-800-392-2909; (2) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com; and (3) on the SEC’s website at www.sec.gov.

MANAGERS AND OFFICERS OF JNL STRATEGIC INCOME FUND LLC (“FUND”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE FUND (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER
Interested Manager

Mark D. Nerud (49)(1) 1 Corporate Way Lansing, MI 48951	Manager (2) (08/2012 to present) President and Chief Executive Officer (08/2012 to present)	115

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Executive Officer of the Adviser (01/2010 to present); President of the Adviser (01/2007 to present); Managing Board Member of Curian Capital, LLC (01/2011 to 04/2015) and Curian Clearing LLC (01/2011 to 04/2015); Managing Board Member of the Adviser (05/2015 to present); President and CEO of other Investment Companies advised by the Adviser (12/2006 to present); President and Chief Executive Officer of other Investment Companies advised by Curian Capital, LLC (08/2014 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:  None

Independent Managers

Michael Bouchard (59) 1 Corporate Way Lansing, MI 48951	Manager(2) (08/2012 to present)	115

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Sheriff, Oakland County, Michigan (01/1999 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:  None

Ellen Carnahan (60) 1 Corporate Way Lansing, MI 48951	Manager (2) (12/2013 to present)	115

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Principal, Machrie Enterprises LLC (07/07 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:

Director, ENOVA International Inc. (05/2015 to present); Audit Committee Member, ENOVA International Inc. (05/2015 to present); Governance Committee Member, ENOVA International Inc. (05/2015 to present); Director, Integrys Energy Group (05/2003 to 06/2015); Governance Committee Member, Integrys Energy Group (05/2003 to 05/2013); Governance Committee Chair, Integrys Energy Group (05/2010 to 05/2013); Finance Committee Member, Integrys Energy Group (05/2003 to 2012); Audit Committee Member, Integrys Energy Group (12/2003 to 06/2015); Environmental Committee Member, Integrys Energy Group (05/2013 to 06/2015)

William J. Crowley, Jr. (70) 1 Corporate Way Lansing, MI 48951	Chair of the Board (3) (01/2014 to present) Manager (2) (08/2012 to present)	115

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:

Director of Alpha Natural Resources (07/2009 to present)

Michelle Engler (57) 1 Corporate Way Lansing, MI 48951	Chair of the Board (3) (08/2012 to 12/2013) Manager (2) (08/2012 to present)	115

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Attorney (1983 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:  NONE

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE FUND (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER
John Gillespie (62) 1 Corporate Way Lansing, MI 48951	Manager (2) (12/2013 to present)	115

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Investor, Business Writer and Advisor (2006 to present); Entrepreneur-in-Residence, UCLA Office of Intellectual Property (2013 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:  None

Richard McLellan (73) 1 Corporate Way Lansing, MI 48951	Manager (2) (08/2012 to present)	115

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Attorney (1968 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:

Member of the Board of Directors of ITC Holdings Corp. (11/2007 to 08/2012)

William R. Rybak (64) 1 Corporate Way Lansing, MI 48951	Manager (2) (08/2012 to present)	115

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:

Member of the Board of Directors of Christian Brothers Investment Services, Inc. (2010 to present); Chair of Audit Committee of Christian Brothers Investment Services, Inc. (2012 to present); Member of the Board of Trustees of Lewis University (1983 to 2009 and 2012 to present), Chair (2000 to 2009) and Chair Emeritus (2009 to present); Member of the Board of Directors of Howe Barnes Hoefer Arnett (2001 to 03/2011); Member of the Boards of each of the Calamos Mutual Funds (2002 to present); Chair of Governance Committee, each of the Calamos Mutual Funds (2004 to present); Member of the Board of Directors of The PrivateBancorp (2003 to present); Chair of Audit Committee of The PrivateBancorp (05/2013 to present); Chair of Business Risk Committee of The PrivateBancorp (2009 to 05/2013)

Edward Wood (59) 1 Corporate Way Lansing, MI 48951	Manager (2) (12/2013 to present)	115

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Operating Officer, McDonnell Investment Management, LLC (08/2010 to 04/2015); Managing Director, Morgan Stanley Investment Management (12/2003 to 01/2011)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:  None

Patricia A. Woodworth (60) 1 Corporate Way Lansing, MI 48951	Manager (2) (08/2012 to present)	115

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul Getty Trust (12/2007 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:  None

(1)         Mr. Nerud is an “interested person” of the Fund due to his position with Jackson National Asset Management, LLC, the Adviser.

(2)         The interested and independent Managers are elected to serve for an indefinite term.

(3)         Beginning August 1, 2012, the Chairperson shall serve as Chairperson for no more than three consecutive years and may not be re-elected as Chairperson until at least one year has elapsed since the end of the Chairperson’s term.  Chairperson Crowley’s term will lapse at the end of 2016.

Name, Address and (Age)	Position(s) Held with the Fund (Length of Time Served)
Officers

Karen J. Buiter (50) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (08/2012 to present)

Principal Occupation(s) During Past 5 Years:

Vice President — Financial Reporting of the Adviser (07/2011 to present); Assistant Vice President — Financial Reporting of the Adviser (04/2008 to 06/2011); Assistant Treasurer of other Investment Companies advised by the Adviser (12/2008 to present); Assistant Treasurer of other Investment Companies advised by Curian Capital, LLC (11/2010 to present)

Kelly L. Crosser (43) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (08/2012 to present)

Principal Occupation(s) During Past 5 Years:

Assistant Secretary of other Investment Companies advised by the Adviser (09/2007 to present); Assistant Secretary of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (04/2007 to 12/2013); Manager, Jackson National Life Insurance Company (12/2013 to present)

Steven J. Fredricks (45) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (08/2012 to present) Anti-Money Laundering Officer (12/2015 to present)

Principal Occupation(s) During Past 5 Years:

Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (01/2005 to present); Senior Vice President of the Adviser (02/2013 to present); Anti-Money Laundering Officer of other Investment Companies advised by the Adviser (12/2015 to present); Chief Compliance Officer of other Investment Companies advised by Curian Capital, LLC (10/2011 to 05/2012)

William Harding (41) 1 Corporate Way Lansing, MI 48951	Vice President (11/2012 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and Chief Investment Officer of the Adviser (07/2014 to present); Vice President of the Adviser (10/2012 to 06/2014); Vice President of Curian Capital, LLC (02/2013 to present);Vice President of other Investment Companies advised by the Adviser (11/2012 to present); Vice President of other Investment Companies advised by Curian Capital, LLC (05/2014 to present); Head of Manager Research, Morningstar Associates (08/2011 to 10/2012); Director of Research, Morningstar Investment Services (01/2007 to 08/2011)

Daniel W. Koors (45) 1 Corporate Way Lansing, MI 48951	Vice President (08/2012 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President of the Adviser (01/2009 to present) and Chief Operating Officer of the Adviser (04/2011 to present); Chief Financial Officer of the Adviser (01/2007 to 04/2011); Treasurer and Chief Financial Officer of the Trust (12/2006 to 11/2011); Treasurer and Chief Financial Officer (Principal Financial Officer) of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Vice President of the Adviser (01/2007 to 12/2008); Vice President of other Investment Companies advised by the Adviser (12/2006 to present); Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/2006 to 11/2011)

Kristen K. Leeman (40) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (08/2012 to present)

Principal Occupation(s) During Past 5 Years:

Assistant Secretary of other Investment Companies advised by the Adviser (06/2012 to present); Regulatory Analyst of Jackson National Life Insurance Company (02/2014 to present); Senior Paralegal of Jackson National Life Insurance Company (03/2006 to 01/2014)

Name, Address and (Age)	Position(s) Held with the Fund (Length of Time Served)
Officers

Gerard A. M. Oprins (56) 1 Corporate Way Lansing, MI 48951	Vice President (06/2012 to present) Treasurer and Chief Financial Officer (08/2012 to present)

Principal Occupation(s) During Past 5 Years:
Senior Vice President and Chief Financial Officer of the Adviser (04/2011 to present); Vice President of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM 0(3/2012 to present); Business Consultant (2009 to 03/2011)

Michael Piszczek (58) 1 Corporate Way Lansing, MI 48951	Vice President (08/2012 to present)

Principal Occupation(s) During Past 5 Years:
Vice President — Tax of the Adviser (07/2011 to present); Assistant Vice President — Tax of the Adviser (11/2007 to 06/2011); Vice President of other Investment Companies advised by the Adviser (11/2007 to present); Vice President of other Investment Companies advised by Curian Capital, LLC (11/2010 to present)

Susan S. Rhee (44) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (08/2012 to present)

Principal Occupation(s) During Past 5 Years:
Senior Vice President and General Counsel of the Adviser (01/2010 to present); Chief Legal Officer (07/2004 to 12/2009) and Secretary (11/2000 to present) of the Adviser; Vice President, Counsel (Chief Legal Officer) and Secretary of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser (02/2004 to present)

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-392-2909, or by writing JNL Strategic Income Fund LLC, 225 W. Wacker Drive, Suite 1200, Chicago, IL 60606.

MANAGERS AND OFFICERS OF JNL STRATEGIC INCOME FUND LLC (“FUND”)

The interested Manager and the Officers of the Fund or the Adviser do not receive any compensation from the Fund for their services as Managers or Officers.  The following persons, who are independent Managers of the Fund received from the Fund the compensation amounts indicated for the services as such for the 12-month period ended December 31, 2015:

MANAGER	AGGREGATE COMPENSATION FROM THE JNL STRATEGIC INCOME FUND(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM JNL STRATEGIC INCOME FUND AND FUND COMPLEX (1)
Michael Bouchard	$154	$0	$0	$260,500	(3)
Ellen Carnahan	$154	$0	$0	$260,000	(4)
William J. Crowley, Jr. (2)	$181	$0	$0	$305,000	(5)
Michelle Engler	$148	$0	$0	$250,000
John Gillespie	$144	$0	$0	$242,500	(6)
Richard McLellan	$149	$0	$0	$252,500
William R. Rybak	$159	$0	$0	$268,000
Edward Wood	$154	$0	$0	$260,000	(7)
Patricia Woodworth	$144	$0	$0	$242,500	(8)

(1)         The fees paid to the independent Managers are paid for combined service on the Boards of the Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Investor Series Trust (the “Fund Complex”).  The fees are allocated to the Fund Complex and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Managers are $2,341,000.

(2)         Mr. Crowley an ex-officio member of the Governance Committee and the Audit Committee.  Therefore, he does not receive any compensation as a member of the Governance Committee or Audit Committee.

(3)         Amount includes $19,350 deferred by Mr. Bouchard.

(4)         Amount includes $130,000 deferred by Ms. Carnahan.

(5)         Amount includes $274,000 deferred by Mr. Crowley.

(6)         Amount includes $121,250 deferred by Mr. Gillespie.

(7)         Amount includes $260,000 deferred by Mr. Wood.

(8)         Amount includes $51,000 deferred by Ms. Woodworth.

JNL STRATEGIC INCOME FUND LLC (“FUND”)

APPROVAL OF THE FUND’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Managers of the Fund (“Board”) oversees the management of the Fund and its sole series.  As required by law, the Board determines annually whether to approve the Fund’s investment advisory and management agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”) and the investment sub-advisory agreement (“Sub-Advisory Agreement” and, collectively with the Advisory Agreement, the “Agreements”) between JNAM and PPM America, Inc. (“PPM”).

At meetings on June 1-3, 2015 and August 17-19, 2015, the Board, including all of the Managers who are not interested persons of the Fund (as defined in the Investment Company Act of 1940, as amended) (“Independent Managers”), considered information relating to the continuation of the Agreements. In advance of the meetings, independent legal counsel for the Independent Managers requested that certain information be provided to the Board relating to the Agreements. The Board received, and had the opportunity to review, this and other material, ask questions and request further information in connection with its consideration.  At the conclusion of the Board’s discussions, the Board approved the Agreements through September 30, 2016.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel.  The Board considered the factors it deemed relevant, including:  (1) the nature, quality and extent of the services to be provided, (2) the investment performance of the Fund, (3) costs of services of the Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as the Fund grows, and (6) other benefits that may accrue to JNAM or PPM through its relationship with the Fund. In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Managers met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreements.  Based on its evaluation of those materials, the Board, including the interested and Independent Managers, concluded that the Advisory Agreement is in the best interests of the interestholder of the Fund and that the Sub-Advisory Agreement is in the best interests of the interestholder of the Fund. In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and PPM.

The Board considered the services to be provided by JNAM, including but not limited to the oversight of PPM pursuant to the “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Fund. The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Fund, including the Fund’s distributor, transfer agent, and custodian. With respect to JNAM’s oversight of PPM, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of PPM. The Board also considered the investment sub-advisory services to be provided by PPM. The Board noted JNAM’s evaluation of PPM, as well as JNAM’s recommendations, based on its review of PPM, to approve the Sub-Advisory Agreement. The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the Fund and PPM, and also reviewed the qualifications, backgrounds and responsibilities of PPM’s portfolio managers who would be responsible for the day-to-day management of the Fund. The Board reviewed information pertaining to JNAM’s and PPM’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and PPM. The Board considered compliance reports about JNAM and PPM from the Fund’s Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) the Fund is likely to benefit from the nature, extent and quality of the services to be provided by JNAM under the Agreement and (ii) the Fund is likely to benefit from the nature, extent and quality of the services to be provided by PPM under the Sub-Advisory Agreement.

Investment Performance of the Fund

The Board considered the performance of the Fund as described in quarterly reports prepared by JNAM.  The Board noted that JNAM reviews with the Board on a quarterly basis detailed information about the Fund’s performance results and investment strategies.  The Board also considered the performance of the Fund, including how the Fund performed versus the average performance of a group of comparable funds (“peer group”) selected by an independent data service and how the Fund performed versus its primary benchmark index (“benchmark”).  The performance reviewed by the Board was for periods ended on December 31, 2014.

JNL/PPM America Strategic Income Fund.  The Board considered that the Fund underperformed both its peer group and blended benchmark for the one-year period.  The Board also noted that the Fund commenced operations in December 2012.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its interestholder to renew the Agreements.

Costs of Services

The Board reviewed the fees to be paid to JNAM and PPM. For the Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by PPM to similar clients, if any. The Board also noted that JNAM does not manage any institutional accounts with which the Fund’s fees could be compared. Using information provided by an independent data service, the Board evaluated the Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”). While the Board also considered the Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that the Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct interestholder expense nor a direct influence on the Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of the Fund is set forth below:

JNL/PPM America Strategic Income Fund.  The Board took into account that the Fund’s advisory fee is higher than the peer group average and the Fund’s sub-advisory fee is lower than the peer group average.  The Board considered that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the fees are in the best interests of the Fund and its interestholder in light of the services provided.

Economies of Scale

The Board considered whether the Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of the Fund’s interestholder. Based on information provided by JNAM, the Board noted that the fee arrangement for the Fund contains breakpoints that decrease the fee rate as assets increase. The Board concluded that the advisory fees in some measure share economies of scale with its interestholder. The Board also considered that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

Other Benefits to JNAM and PPM AMERICA

In evaluating the benefits that may accrue to JNAM through its relationship with the Fund, the Board noted that JNAM and certain of its affiliates would serve the Fund in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Fund in connection with providing services to the Fund. The Board noted that each service to be provided to the Fund by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law. The Board also noted that PPM may from time to time pay for portions of meetings organized by the Fund’s distributor to educate wholesalers about the Fund(s) that PPM manages.  The Board considered JNAM’s assertion that those meetings would not yield a profit to the Fund’s distributor, PPM would not be required to participate in the meetings and recommendations to hire or fire PPM would not be influenced by PPM’s willingness to participate in the meetings. In addition, certain affiliates of PPM participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for its activities, in addition to payments for marketing and conferences. The Board reviewed the monetary values of these transactions. Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to PPM through its relationship with the Fund, the Board noted that PPM may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Fund’s assets and may also develop additional investment advisory business with JNAM, the Fund or other clients of PPM as a result of its relationship with the Fund.

SUPPLEMENT DATED NOVEMBER 4, 2015

TO THE PROSPECTUS DATED APRIL 27, 2015

JNL® STRATEGIC INCOME FUND LLC

Effective October 15, 2015, in the section entitled, “Summary Overview of Each Fund” for the JNL/PPM America Strategic Income Fund under “Portfolio Managers,” please delete the table in its entirety and replace it with the following:

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Michael T. Kennedy	2012	Senior Managing Director and Portfolio Manager
Anthony Balestrieri	2012	Executive Vice President and Chief Investment Officer-Total Return and Portfolio Manager

Effective October 15, 2015, in the section entitled “Additional Information About the Funds” for the JNL/PPM America Strategic Income Fund, under “The Sub-Adviser and Portfolio Management,” please delete the second, third and fourth paragraphs and replace them with the following:

Anthony Balestrieri, Executive Vice President and Chief Investment Officer-Total Return, and Michael T. Kennedy, CFA, Senior Managing Director, manage the assets of the Fund.  Mr. Kennedy serves as lead portfolio manager of the Fund and is responsible for the day-to-day investment decisions of the Fund.  Mr. Balestrieri is responsible for general oversight and participates in decisions relating to the overall investment strategy with respect to the Fund.  As of December 31, 2014, PPM’s Public Fixed Income Group currently manages approximately $79.6 billion in assets for various institutional clients based in the U.S. and abroad.

Michael T. Kennedy, CFA, is a Senior Managing Director and Portfolio Manager of PPM. As of December 31, 2014, Mr. Kennedy manages approximately $7.7 billion in assets for various institutional clients based in the U.S. and abroad. Mr. Kennedy joined PPM in October 2006, and has over 29 years of investment experience.  Prior to joining PPM, Mr. Kennedy was a senior vice president and portfolio manager for Columbia Management Group, formerly Stein Roe and Farnham.  Mr. Kennedy earned a Bachelors of Science Degree in Business Administration from Marquette University in 1984 and a Masters of Management Degree from Northwestern University in 1988, and is also a Chartered Financial Analyst.

Anthony Balestrieri is Executive Vice President and Chief Investment Officer-Total Return and Portfolio Manager of PPM. Mr. Balestrieri has over 27 years of investment industry experience.  Prior to assuming his current role, Mr. Balestrieri was a Senior Managing Director and Head of Total Return Fixed Income at PPM.  From May 1998 until joining PPM in June 2003, Mr. Balestrieri was Director of Fixed Income at Merrill Lynch Investment Managers, where he was responsible for the oversight of $16 billion in institutional fixed income assets.  Prior to May 1998, Mr. Balestrieri was a Senior Vice President at Mitchell Hutchins Asset Management responsible for the Short-Term Strategies Group.  Mr. Balestrieri earned a B.A. in Economics and Business/Government and Law from Lafayette College in 1985.

This supplement is dated November 4, 2015.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There were no substantive amendments or any waivers to this code of ethics during the period covered by this report.  A copy of this code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3.  Audit Committee Financial Expert.

The registrant has named William R. Rybak as an Audit Committee financial expert serving on its Audit Committee.  William R. Rybak is not an “interested person” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended, and is considered “independent” for purposes of this Item.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4.  Principal Accountant Fees and Services.

(a)-(d)

The administrator of the registrant is responsible for payment of all expenses associated with the annual audit and other required services of the independent registered accounting firm, and all expenses associated with the preparation and filing of the tax returns.

KPMG LLP (“KPMG”) was appointed by the Board of Managers as the independent registered public accounting firm of the registrant for the fiscal years ended December 31, 2014 and December 31, 2015.  The following table sets forth aggregate fees billed by KPMG for the respective period for professional services rendered to the registrant.

Fees for Services Rendered to the Registrant by KPMG

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2014	$15,088	$0	$0	$0
2015	$16,536	$0	$0	$0

The above Tax Fees for 2014 and 2015 are the aggregate fees billed for professional services by KPMG to the registrant for tax compliance, tax advice, and tax return review.

Fees for Services Rendered to Adviser Entities by KPMG

The following table sets forth the amount of fees that were billed by KPMG for the respective period to any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant (“Adviser Entities”) that were directly related to the registrant’s operations and financial reporting.

Fiscal Year	Audit-Related Fees	Tax Fees	All Other Fees
2014	$118,417	$0	$0
2015	$123,635	$0	$0

The above Audit-Related Fees are the aggregate fees billed to Adviser Entities for the performance of an attestation on the suitability of design and operating effectiveness of control pursuant to Statement on Standards for Attestation Engagements No. 16 of the registrant’s adviser and administrator.

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the registrant’s auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditor’s independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established funds of the registrant on the same terms as the full Audit Committee previously had approved for the then existing Funds.

(e)(2) 0%

(f) Not applicable.

(g) As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2014 was $118,417.  As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2015 was $123,635.

(h) For the fiscal years ended December 31, 2014 and December 31, 2015, the Audit Committee of the registrant’s Board of Managers considered the provision of non-audit services that were rendered to the Adviser Entities that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X and concluded that such services were compatible with maintaining KPMG’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments

(a)           Included as a part of the report to shareholders filed under Item 1.

b)            Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits

(a)                      (1) Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (as defined in Item 2(b) of Form N-CSR) is attached hereto.

(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(3) Not applicable.

(b)                      The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Strategic Income Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 7, 2016

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	March 7, 2016

EXHIBIT LIST

Exhibit 12(a)(1)	Registrant’s Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.